Material accounting policies	6 Months Ended
Sep. 30, 2026
Material accounting policies [Abstract]
Material accounting policies	Material accounting policies
The accounting policies adopted in the presentation of these condensed consolidated interim financial statements are consistent with those adopted for the presentation of the consolidated financial statements for the year ended March 31, 2026.